Goodwill and Intangible Assets (Schedule Of Goodwill Balances For Continuing Operations By Reportable Segment And For Other Operations And Headquarters) (Details) (USD $)
In Millions, unless otherwise specified
	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	$ 2,018	$ 1,995	$ 1,960
Acquisitions	50	24	35
Other	(1)
Balance at the end of the period	2,067	2,018	1,995
Terminix [Member]
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	1,480	1,458	1,424
Acquisitions	15	22	34
Other	(1)
Balance at the end of the period	1,494	1,480	1,458
American Home Shield [Member]
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	348			348
Acquisitions	34
Balance at the end of the period	382		348	348
Franchise Services Group
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	190	189	188
Acquisitions	1	2	1
Balance at the end of the period	$ 191	$ 190	$ 189